SCHEDULE OF STOCKHOLDERS EQUITY (Details) - USD ($)		3 Months Ended						12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ (16,361,742)		$ (4,521,640)			$ (88,435)	$ (4,521,640)	$ (88,435)
Common shares issued for services		$ 51,750	$ 21,960	$ 330,575		$ 23,300	$ 15,000	540,136	36,800
Common shares issued for services, shares		1,000,000	200,000	6,500,000		1,250,000	1,500,000
Conversion to common shares								1,564,251
no transactions				656,250	$ 36,800			7,400
no transactions, shares					1,700,000
Balance		$ (16,690,191)	$ (16,361,742)	$ (10,980,914)	$ (4,521,640)			(16,361,742)	(4,521,640)
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services					$ 1,560,840
Common shares issued for services, shares					100,000,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services, shares				6,500,000
Conversion to common shares				$ 656,250
Conversion to common shares, shares				10,937,499
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
no transactions					$ 4,562,062
no transactions, shares					30,000,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 8		$ 29			$ 29	$ 29	$ 29
Balance, shares		30,081,000		164,402,750			34,402,750	164,402,750	34,402,750
Common shares issued for services
Conversion to common shares	[1]
Conversion to common shares, shares				(134,109,750)				(134,109,750)
no transactions
Balance		$ 8	$ 8	$ 3,009	$ 29			$ 8	$ 29
Balance, shares		30,081,000	30,081,000	30,090,000	164,402,750			30,081,000	164,402,750
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance				$ 13,411			$ 3,411	$ 13,411	$ 3,411
Balance, shares				134,109,750			34,109,750	134,109,750	34,109,750
Common shares issued for services									$ 10,000
Common shares issued for services, shares									100,000,000
Conversion to common shares								$ (13,411)
Conversion to common shares, shares								(134,109,750)
no transactions
no transactions, shares
Balance					$ 13,411				$ 13,411
Balance, shares					134,109,750				134,109,750
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 8		$ 29			$ 29	$ 29	$ 29
Balance, shares		81,000		293,000			293,000	293,000	293,000
Common shares issued for services
Common shares issued for services, shares
Conversion to common shares								$ (21)
Conversion to common shares, shares								(212,000)
no transactions
no transactions, shares
Balance		$ 8	$ 8		$ 29			$ 8	$ 29
Balance, shares		81,000	81,000		293,000			81,000	293,000
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 3,000		$ 3,000				$ 3,000
Balance, shares		30,000,000		30,000,000				30,000,000
Common shares issued for services									$ 3,000
Common shares issued for services, shares									30,000,000
Conversion to common shares
Conversion to common shares, shares
no transactions
no transactions, shares
Balance		$ 3,000	$ 3,000		$ 3,000			$ 3,000	$ 3,000
Balance, shares		30,000,000	30,000,000		30,000,000			30,000,000	30,000,000
Preferred Stock [Member] | Series A, B and C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 3,008		$ 16,440			$ 3,440	$ 16,440	$ 3,440
Balance, shares		30,081,000		164,402,750			34,402,750	164,402,750	34,402,750
Common shares issued for services									$ 13,000
Common shares issued for services, shares									130,000,000
Conversion to common shares								$ (13,432)
Conversion to common shares, shares								(134,321,750)
no transactions
no transactions, shares
Balance		$ 3,008	$ 3,008		$ 16,440			$ 3,008	$ 16,440
Balance, shares		30,081,000	30,081,000		164,402,750			30,081,000	164,402,750

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity